TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ (24,818)	R$ (14,394)
Expected credit losses	(604,167)	(638,583)
Total trade receivables	4,193,063	4,044,965
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	4,045,146	3,933,343
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	125,082	127,249
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	7,629	6,241
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	17,084	3,770
Later Than Four Months And Not Later Than S Ix Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	18,536	3,002
Later Than Six Months And Not Later Three Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	17,902	9,687
Later Than Three Sixty One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 590,669	R$ 614,650